UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22867

Cohen & Steers MLP & Energy Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2015

Item 1. Schedule of Investments

Cohen & Steers MLP & Energy Opportunity Fund, Inc.

SCHEDULE OF INVESTMENTS

August 31, 2015 (Unaudited)

		Number of
		Shares/Units	Value
MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES 97.9%
COMPRESSION 1.9%
Exterran Holdings, Inc.		68,676	$1,532,848

CRUDE/REFINED PRODUCTS 20.4%
Enbridge Energy Management, LLC (a)		44,763	1,260,087
Enbridge, Inc. (Canada)		60,410	2,496,573
Genesis Energy, LP		25,861	1,129,091
Gibson Energy, Inc. (Canada)		108,970	1,606,885
Inter Pipeline Ltd. (Canada)		70,124	1,503,114
NuStar GP Holdings, LLC		27,480	912,336
Plains GP Holdings, LP		169,109	3,312,845
Rose Rock Midstream, LP		13,758	427,461
SemGroup Corporation		44,256	2,434,080
Sunoco Logistics Partners, LP		34,103	1,153,705
Tesoro Logistics, LP		12,424	656,112
			16,892,289
DIVERSIFIED MIDSTREAM 31.2%
Altagas Ltd. (Canada)		89,193	2,452,197
CorEnergy Infrastructure Trust, Inc.		106,807	547,920
Energy Transfer Equity, LP		150,949	4,234,120
Energy Transfer Partners, LP		44,128	2,168,450
Kinder Morgan, Inc.		124,108	4,022,340
Macquarie Infrastructure Co. LLC		28,185	2,218,723
Oneok, Inc.		33,874	1,219,803
Pembina Pipeline Corporation (Canada)		68,486	1,900,075
Spectra Energy Corp.		64,193	1,866,091
Summit Midstream Partners, LP		21,723	478,775
Williams Companies, Inc.		80,678	3,888,680
Williams Partners, LP		21,950	874,708
			25,871,882
DIVERSIFIED UTILITIES 7.3%
Dominion Resources, Inc.		43,423	3,028,754
Sempra Energy		32,238	3,057,774
			6,086,528
GATHERING & PROCESSING 14.4%
Antero Midstream Partners, LP		32,600	755,016
EQT Corporation		12,733	990,882
EQT Midstream Partners, LP		11,874	923,797
MarkWest Energy Partners, LP		40,294	2,271,373
PennTex Midstream Partners, LP		33,348	611,936
Rice Midstream Partners, LP		86,796	1,455,569
Tallgrass Energy GP, LP		72,401	2,070,669
Tallgrass Energy Partners, LP		10,473	495,163
Targa Resources Corp.		35,407	2,338,986
			11,913,391
MARINE SHIPPING/OFFSHORE 7.4%
Dynagas LNG Partners, LP		31,540	449,760
GasLog Ltd. (Bermuda)		48,974	680,249
Golar LNG Ltd. (Bermuda)		19,858	773,271
Golar LNG Partners, LP (Marshall Islands)		38,066	752,565
Hoegh LNG Partners, LP (Marshall Islands)		24,636	463,896
KNOT Offshore Partners, LP (Marshall Islands)		25,981	475,452
Teekay Offshore Partners, LP (Marshall Islands)		40,976	725,275
Teekay Shipping Corp. (Marshall Islands)		50,077	1,840,831
			6,161,299
NATURAL GAS PIPELINES 10.9%
Boardwalk Pipeline Partners, LP		35,949	491,063
Cheniere Energy, Inc. (b)		16,161	1,004,406
Cheniere Energy Partners, LP		31,418	934,371
Cheniere Energy Partners, LP Holdings, LLC		33,420	722,206
TransCanada Corporation (Canada)		124,380	4,339,497
Veresen, Inc. (Canada)		146,886	1,517,316
			9,008,859
OIL & GAS STORAGE 1.2%
VTTI Energy Partners, LP (Marshall Islands)		47,350	1,028,442

RENEWABLE ENERGY 2.6%
Pattern Energy Group, Inc.		55,519	1,258,616
TransAlta Renewables, Inc.		110,981	929,622
			2,188,238
OTHER 0.6%
Westshore Terminals Investment Corp. (Canada)		25,413	511,698

TOTAL INVESTMENTS (Identified cost - $96,907,006)	97.9%		81,195,474
OTHER ASSETS IN EXCESS OF LIABILITIES	2.1%		1,764,617
NET ASSETS	100.0%		$82,960,091

Note: Percentages indicated are based on the net assets of the Fund.

(a) Distributions are paid-in-kind.

(b) Non-income producing security.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of August 31, 2015.

The following is a summary of the inputs used as of August 31, 2015 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Master Limited Partnerships and Related Companies	$81,195,474	$81,195,474	$—	$—
Total Investments(a)	$81,195,474	$81,195,474	$—	$—

(a)  Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Income Tax Information

As of August 31, 2015, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$96,907,006
Gross unrealized appreciation	$380,648
Gross unrealized depreciation	(16,092,180)
Net unrealized appreciation (depreciation)	$(15,711,532)

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: October 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name: Adam M. Derechin			Name: James Giallanza
	Title:	President and Principal		Title:	Treasurer and Principal
		Executive Officer			Financial Officer

	Date: October 16, 2015		Date: October 16, 2015